PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Private Placement -2 Ppm-2 And Jh Darbie Funding
SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT

As of September 30, 2025 and December 31, 2024, the PPM2 - JH Darbie Financing, net of debt discounts, consisted of the following amounts:

	September 30, 2025	December 31, 2024
Convertible promissory notes
PPM-2 Darbie Financing, inclusive of accrued interest, including related parties	$2,414,595	$2,308,638
Total PPM-2 Darbie Financing, net of discounts	$2,414,595	$2,308,638

As of December 31, 2024, and December 31, 2023, debt recorded under PPM-2, net of debt discounts and including accrued interest, consist of the following amounts:

	December 31, 2024	December 31, 2023
Convertible promissory notes
Subscription agreements - accredited investors	$2,308,638	$1,898,468
Total convertible promissory, net of discounts	$2,308,638	$1,898,468

SCHEDULE OF FAIR VALUE WARRANTS
Expected Term	2 years
Expected volatility	173%
Risk-free interest rate	4.29%
Dividend	0.00%

Expected Term	2 years
Expected volatility	173%
Risk-free interest rates	4.29%
Dividend	0.00%